Financial Assets At Fair Value Through Profit Or Loss And Stock Loan	12 Months Ended
Dec. 31, 2020
Financial Assets At Fair Value Through Profit or Loss And Stock Loan [Abstract]
Financial Assets At Fair Value Through Profit Or Loss And Stock Loan
13.	FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS AND STOCK LOAN

	As of December 31,
	2019	2020
	HK$	HK$

Financial assets at fair value through profit or loss, other than stock loan	1,572,697,716	1,377,856,715
Stock loan	1,200,980,200	878,483,400

Total financial assets at fair value through profit or loss	2,773,677,916	2,256,340,115

Listed equity shares, at quoted price
—Investment A	2,450,980,000	1,001,399,213

Total listed equity shares, at quoted price	2,450,980,000	1,001,399,213

Unlisted equity shares
—Investment B	77,023,394	85,706,112
—Investment C	47,149,360	24,111,436
—Investment D	198,525,162	190,038,137
—Investment E	—	892,565,280

Total unlisted equity shares	322,697,916	1,192,420,965

Unlisted equity linked note
—Investment F	—	62,519,937

Total unlisted equity linked note	—	62,519,937

	2,773,677,916	2,256,340,115

The above unlisted investments at December 31, 2019 and 2020 were equity shares investments issued by enterprises. Financial assets at fair value through profit or loss are categorised into levels 1 and 3. Refer to Note 30 for more information.
As
of
 December 31, 2019, the Group’s listed equity investments with a carrying amount of HK$1,249,999,800 were pledged against its margin loans payable.
On September 17, 2017, the Group entered into certain stock lending agreements with a shareholder of our immediate holding company, pursuant to which the Group lent certain listed equity shares of Investment A to the shareholder, who further pledged the shares to a third party as collateral as of December 31, 2020.
On May 1, 2020, the Group entered into a stock lending agreement with a fellow subsidiary, pursuant to which the Group lent certain listed equity shares of Investment A to the fellow subsidiary.
These listed shares did not qualify for derecognition as the Group retained substantially all the risks and rewards of these investment. As such, the stock lending agreements were continued to be recognized on the consolidated statements of financial position under the caption “stock loan”.
As of December 31, 2019 and 2020, the fair values of the listed equity shares underlying the stock loan were HK$1,200,980,200 and HK$878,483,400 respectively. In addition, the net fair value changes on the stock loan were HK$334,699,400 and HK$324,855,300 for the years ended December 31, 2019 and 2020, respectively.
During the year ended December 31, 2020, the Group obtained 19.2% ownership interest in Investment E in exchange for extinguishment of HK$556,161,528 of current accounts due from the immediate holding company. The Group does not have rights to nominate board representation to direct the relevant activities of the investee; accordingly, the Group concluded that it does not have significant influence to direct the relevant activities of the investee and classified the investment as a financial asset at fair value through profit or loss.
During the year ended December 31, 2020, on the Group’s periodic review, the Group has re-evaluated the classification of these investments and has reclassified these investments as non-current.
Subsequent to December 31, 2020, the unlisted equity linked note was disposed of with a gain of HK$145,162,859.